Consolidated Statements of Changes in (Deficiency) Equity - CAD ($)	Total	Number of Common Shares	Share-based payments reserve	Investment revaluation reserve	Share warrants reserve	Retained Earnings (Accumulated Deficit)
Balance, shares at Mar. 31, 2020		175,602,894
Balance, amount at Mar. 31, 2020	$ (975,113)	$ 64,341,556	$ 2,244,764	$ 13,761	$ 3,373,372	$ (70,948,566)
Statement [Line Items]
Net income for the year	1,360,699	0	0	0	0	1,360,699
Other comprehensive loss for the year	(626,438)	0	0	(626,438)	0	0
Total comprehensive income	734,261	$ 0	0	(626,438)	0	1,360,699
Shares issued through exercise of warrants, shares		5,000,000
Shares issued through exercise of warrants, amount	249,900	$ 403,165	0	0	(153,265)	0
Equity-settled share-based compensation	17,888	$ 0	17,888	0	0	0
Balance, shares at Mar. 31, 2021		180,602,894
Balance, amount at Mar. 31, 2021	26,936	$ 64,744,721	2,262,652	(612,677)	3,220,107	(69,587,867)
Statement [Line Items]
Net income for the year	(363,812)	0	0	0	0	(363,812)
Other comprehensive loss for the year	(715,125)	0	0	(715,125)	0	0
Total comprehensive income	(1,078,937)	$ 0	0	(715,125)	0	(363,812)
Shares issued through exercise of warrants, shares		6,000,000
Shares issued through exercise of warrants, amount	300,000	$ 484,200	0	0	(184,200)	0
Equity-settled share-based compensation	123,578	$ 0	123,578	0		0
Balance, shares at Mar. 31, 2022		186,602,894
Balance, amount at Mar. 31, 2022	(628,423)	$ 65,228,921	2,386,230	(1,327,802)	3,035,907	(69,951,679)
Statement [Line Items]
Net income for the year	(32,583)	0	0	0	0	(32,583)
Other comprehensive loss for the year	(167,890)	0	0	(167,890)	0	0
Total comprehensive income	(200,473)	0	0	(167,890)	0	(32,583)
Equity-settled share-based compensation	264,260	0	264,260	0	0	0
Issuance of share purchase warrants	99,191	0	0	0	99,191	0
Balance, amount at Mar. 31, 2023	$ (465,445)	$ 65,228,921	$ 2,650,490	$ (1,495,692)	$ 3,135,098	$ (69,984,262)
Balance, Shares at Mar. 31, 2023		186,602,894